Commitments and Contingencies - Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 351	$ 1,867
Variable lease cost	234	906
Total lease cost	585	2,773
Cash paid for operating lease liabilities	491	1,806
Operating lease right-of-use assets	2,672	2,672	$ 12,457
Current operating lease liabilities	1,796	1,796	2,381
Non-current operating lease liabilities	$ 3,286	$ 3,286	$ 5,171
Weighted-average remaining lease term (in years)	2 years 9 months 18 days	2 years 9 months 18 days
Weighted-average discount rate	6.75%	6.75%